EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Earnings (loss) per share are calculated by dividing net profit (loss) attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. APWC does not have any dilutive securities. The treasury shares transaction resulted in an immediate reduction in outstanding shares used to calculate the weighted-average common shares outstanding for both basic and diluted earnings (loss) per share.
The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended Current period end
	2022	2021	2020
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net profit (loss) attributable to APWC from continuing operations	3,874	(2,642)	(552)
Net profit (loss) attributable to APWC	3,874	(2,642)	(552)

Denominator:
Weighted-average common shares outstanding – basic and diluted	20,020,364	13,819,669	13,819,669

Earnings (loss) per share – basic and diluted
Continuing operations	0.19	(0.19)	(0.04)
Total earnings (loss) per share – basic and diluted	0.19	(0.19)	(0.04)
Income from continuing operations attributable to non-controlling interests are $883, $(5,870) and $4,261 for the years ended December 31, 2022, 2021 and 2020, respectively.